CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash Flows from Operating Activities:
Net income	$ (45)	$ 86	$ 242	$ 1,133	$ 631	$ 6
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, Depletion and Amortization	73	22	79	211	4	50
Deferred income taxes	3		4	(162)	1	(5)
Share-based compensation expense	5	7	14	31		1
Amortization of debt issuance costs and discount on debt	2	1	1	10		9
Loss on extinguishment of debt	4
Pension and postretirement healthcare benefit expense (income), net	2	2	4	5		(11)
Gain on bargain purchase				(1,055)
Provision for environmental remediation and restoration, net of reimbursements						(49)
Other noncash items affecting net income	10	2	(7)	201		5
Reorganization items					(954)	(37)
Contributions to employee pension and postretirement plans	(1)		(8)	(31)		(7)
Changes in assets and liabilities (net of effects of acquisition):
(Increase) decrease in accounts receivable	(36)	(73)	(58)	83	(10)	(11)
(Increase) decrease in inventories	24	(93)	(64)	(222)	(15)	(7)
(Increase) decrease in prepaids and other assets	11		28	16	36	20
(Decrease) increase in accounts payable and accrued liabilities	(41)	6	(28)	(107)	24	100
(Decrease) increase in taxes payable	(7)	15	26	2		(1)
Other, net	(5)	(1)	30	3		14
Cash provided by (used in) operating activities	(1)	(26)	263	118	(283)	77
Cash Flows from Investing Activities:
Capital expenditures	(45)	(21)	(133)	(166)	(6)	(45)
Cash paid in acquisition of minerals sands business				(1)
Cash received in acquisition of minerals sands business				115
Proceeds from the sale of assets			1
Cash used in investing activities	(45)	(21)	(132)	(52)	(6)	(45)
Cash Flows from Financing Activities:
Reductions of debt	(179)	(421)	(45)	(585)		(425)
Proceeds from borrowings	945	550	14	1,707	25	425
Debt issuance costs	(28)	(19)	(5)	(38)	(2)	(15)
Merger consideration				(193)
Class A ordinary share repurchases				(326)
Shares purchased for the Employee Participation Plan				(15)
Dividends paid	(29)			(61)
Proceeds from conversion of warrants	1	1	1	1
Proceeds from rights offering					185
Fees related to rights offering and other related debt costs						(17)
Cash provided by (used in) financing activities	710	111	(35)	490	208	(32)
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(5)	5	(3)	6		(1)
Net Increase (Decrease) in Cash and Cash Equivalents	659	69	93	562	(81)	(1)
Cash and Cash Equivalents at Beginning of Period	716	154	61	154	142	143
Cash and Cash Equivalents at End of Period	1,375	223	154	716	61	142
Supplemental Cash Flow Information:
Interest paid			29	34	3	40
Net income taxes paid			$ 8	$ 26		$ 6